GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Intangible Assets, Net (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 28, 2023 USD ($)	Jun. 28, 2023 EUR (€)
Goodwill And Intangible Assets [Line Items]
Total Finite-Lived Intangible Assets, Net	$ 300,449	$ 39,406
Total Indefinite-lived Intangible Assets	4,203	4,204
Total intangible assets, net	304,652	43,610
Concession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	209,934	0
Finite-Lived Intangible Assets, Accumulated Amortization	(24,037)	0
Total Finite-Lived Intangible Assets, Net	185,897	0
Cyprus License [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	75,307	0	$ 73,928	€ 68,031
Finite-Lived Intangible Assets, Accumulated Amortization	(1,595)	0
Total Finite-Lived Intangible Assets, Net	73,712	0
Gaming Subconcession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	0	902,441
Finite-Lived Intangible Assets, Accumulated Amortization	0	(902,441)
Total Finite-Lived Intangible Assets, Net	0	0
Software and Software Development Costs [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	72,556	59,434
Finite-Lived Intangible Assets, Accumulated Amortization	(39,876)	(29,383)
Total Finite-Lived Intangible Assets, Net	32,680	30,051
Proprietary Rights [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	11,922	11,926
Finite-Lived Intangible Assets, Accumulated Amortization	(3,762)	(2,571)
Total Finite-Lived Intangible Assets, Net	8,160	9,355
Mocha Clubs [Member] | Trademarks [Member]
Goodwill And Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 4,203	$ 4,204